DEPOSITS FOR NON-CURRENT ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Assets, Noncurrent	¥ 5,645,476		¥ 4,658,540	$ 885,898
Capital Addition Purchase Commitments [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Commitments to purchase certain medical equipment	257,165		480,290	$ 40,355
Impairment loss on deposit assets	0		8,500		¥ 62,400
Write off for gross amount of deposits and allowance	8,500	$ 1,334	93,260
Assets, Noncurrent	0		0
Debt Instrument, Face Amount	¥ 0		¥ 0